Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Disaggregation of Revenue [Line Items]
Revenues, Total	$ 305,983	$ 453,346
Transferred at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues, Total	273,635	396,972
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues, Total	32,348	56,374
Merchandise sales [Member]
Disaggregation of Revenue [Line Items]
Revenues, Total	273,635	396,972
Royalty fee [Member]
Disaggregation of Revenue [Line Items]
Revenues, Total	$ 32,348	$ 56,374